Note 17 - Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Concentration of Risk Revenues [Table Text Block]
	Year ended December 31,
	2015	% of sales	2016	% of sales	2017	% of sales
	RMB		RMB		RMB
Huaxia Life Insurance Company Limited ("Huaxia")	*	*	517,759	12.7%	990,865	24.2%
Tianan Life Insurance Company Limited ("Tianan")	*	*	*	*	913,456	22.3%
PICC Property and Casualty Company Limited ("PICC")	475,742	19.3%	878,249	21.5%	*	*
China Pacific Property Insurance Co., Ltd. ("CPIC")	287,261	11.7%	439,749	10.8%	*	*
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	265,296	10.8%	*	*	*	*
	1,028,299	41.8%	1,835,757	45.0%	1,904,321	46.5%

Schedule of Concentration of Risk, Accounts Receivable [Table Text Block]
	As of December 31,
	2016	%	2017	%
	RMB		RMB
Huaxia	101,749	20.2%	229,444	44.5%
PICC	84,257	16.8%	*	*
Tianan	75,750	15.1%	92,988	18.0%
	261,756	52.1%	322,432	62.5%